UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21911

                 OLD MUTUAL ABSOLUTE RETURN MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2011

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

Old Mutual Absolute Return Master Fund, L.L.C.

Quarterly Schedule of Investments (Unaudited)

June 30, 2010

           INVESTMENT STRATEGIES AS A PERCENTAGE OF TOTAL INVESTMENTS

                                   (PIE CHART)

DIRECTIONAL         15.7%
EQUITY STRATEGIES   51.3%
EVENT DRIVEN        16.6%
OPPORTUNISTIC       16.4%

                                                                              % OF
                                                                  FAIR       MEMBERS'                NOTICE
PORTFOLIO FUND                                         COST       VALUE    CAPITAL (1) LIQUIDITY (2) PERIOD       LOCK-UP
--------------                                     ----------- ----------- ----------- ------------- ------ -------------------
DIRECTIONAL:
COMAC Global Macro Fund, Ltd. (Shares: 6,019.880)  $   823,353 $   984,134    4.15%       Monthly       60          None
Nias Futures Fund, Ltd. (Shares: 813.584)              913,584     917,134    3.87%      Quarterly      14          None
Remington Investment Strategies, L.P.                  650,000     672,064    2.84%      Annually       60          None
Tudor BVI Global Fund, Ltd.                            803,973     851,964    3.59%      Quarterly      60          None
                                                   ----------- -----------   -----
   TOTAL DIRECTIONAL                                 3,190,910   3,425,296   14.45%
                                                   ----------- -----------   -----
EQUITY STRATEGIES:
7x7 Institutional Partners, L.P.                       618,753     723,019    3.05%       Monthly       60          None
Atlas Fundamental Trading Fund, L.P.                   550,000     545,773    2.30%      Quarterly      60          None
Bluefin Investors, L.P.                                500,000     489,286    2.06%      Quarterly      35          None
Cedar Hill Onshore Mortgage Opportunity Fund, L.P.      21,285      20,789    0.09%      Quarterly     180          None
Cygnus Utilities, Infrastructure & Renewables, LLC     650,000     619,621    2.61%       Monthly       30          None
Expo Health Sciences Fund, L.P.                        675,000     714,775    3.01%      Quarterly      30          None
FrontPoint Onshore Financial Services Fund, L.P.       750,000     772,047    3.26%      Quarterly      30          None
Galante Partners, L.P.                                 479,394     356,949    1.51%      Quarterly      30          None
GEM Realty Securities, L.P. - Class A                  375,000     419,078    1.77%      Annually       60          None
GEM Realty Securities, L.P. - Class B                  475,000     523,625    2.21%      Quarterly      60          None
Iridian Opportunity Fund, L.P.                         625,000     636,665    2.69%       Monthly       30          None
JANA Partners Qualified, L.P.                        1,146,995   1,234,379    5.21%      Quarterly      60        None (5)
JANA Piranha Fund, L.P.                                 44,649      21,979    0.09%         N/A        N/A    Side Pocket (3)
JAT Capital Domestic Fund, L.P.                        700,000     744,887    3.14%      Quarterly      45          None
Longhorn Onshore Investors, L.P.                       350,000     297,357    1.25%      Quarterly      45          None
MW Market Neutral TOPS (US) Fund                       558,090     544,459    2.30%       Monthly       30          None
Riley Paterson Asian Opportunities Fund                450,000     432,501    1.82%       Monthly       30          None
Turner Long/Short Equity, L.P.                         550,000     523,238    2.21%      Quarterly      45          None
Two Sigma Spectrum U.S. Fund, L.P.                   1,225,000   1,582,914    6.68%      Quarterly      55          None
                                                   ----------- -----------   -----
   TOTAL EQUITY STRATEGIES                          10,744,166  11,203,341   47.26%
                                                   ----------- -----------   -----

                                                                              % OF
                                                                  FAIR       MEMBERS'                NOTICE
PORTFOLIO FUND                                         COST       VALUE    CAPITAL (1) LIQUIDITY (2) PERIOD       LOCK-UP
--------------                                     ----------- ----------- ----------- ------------- ------ -------------------
EVENT DRIVEN:
GCA Credit Opportunities Fund LLC                  $   500,000 $   686,396    2.89%      Quarterly      60          None
GoldenTree Partners, L.P.                               71,077      84,424    0.36%         N/A        N/A    Side Pocket (3)
Greywolf Capital Partners II, L.P.                       8,509       5,819    0.02%         N/A        N/A    Side Pocket (3)
Kingdon Credit Partners, L.P.                          475,000     496,467    2.09%      Quarterly      90          None
RoundKeep Global Fund, L.P.                            425,000     423,731    1.79%      Quarterly      65          None
Senator Global Opportunity Fund, L.P.                  500,000     653,661    2.76%      Quarterly      60          None
Southpaw Credit Opportunity Partners, L.P.             775,000     888,526    3.75%    Semi-annually    60          None
Stone Lion Fund, L.P.                                  350,000     395,084    1.67%      Quarterly      90  Until Dec. 31, 2010
                                                   ----------- -----------   -----
   TOTAL EVENT DRIVEN                                3,104,586   3,634,108   15.33%
                                                   ----------- -----------   -----
OPPORTUNISTIC:
D.E. Shaw Composite Fund, LLC                          815,536     801,034    3.38%      Quarterly      90        (5) (6)
Everest Capital Global, L.P.                           325,000     287,347    1.21%      Quarterly      60        None (7)
Manikay Onshore Fund, L.P.                             450,000     431,326    1.82%      Quarterly      65          None
Perry Partners, L.P.                                 1,000,000   1,118,053    4.72%      Annually       90  Until Dec. 31, 2010
Wexford Spectrum Fund, L.P.                            935,000     934,611    3.94%      Quarterly      90  Until Dec. 31, 2010
                                                   ----------- -----------   -----
   TOTAL OPPORTUNISTIC                               3,525,536   3,572,371   15.07%
                                                   ----------- -----------   -----
   TOTAL PORTFOLIO FUNDS                            20,565,198  21,835,116   92.11%
                                                   ----------- -----------   -----
CASH EQUIVALENT:
SDIT Prime Obligation Fund, Class A, 0.110% (4)      1,356,838   1,356,838    5.72%        Daily      None          None
                                                   ----------- -----------   -----
   TOTAL CASH EQUIVALENT                             1,356,838   1,356,838    5.72%
                                                   ----------- -----------   -----
   TOTAL INVESTMENTS                               $21,922,036 $23,191,954   97.83%
                                                   =========== ===========   =====

(1)  Percentages are based on Members' Capital at June 30, 2010 of $23,705,786.

(2)  Liquidity terms shown apply after lock-up provisions.

(3) Represents a side pocket balance which will be liquidated upon monetization of assets held in the side pocket.

(4)  The rate shown is the 7-day effective yield as of June 30, 2010.

(5)  A portion of the investment has been deemed a side pocket investment.

(6) Fund has restricted liquidity since December 31, 2008. A gate provision permits a maximum withdrawal of 6.25% of capital per quarter.

(7)  No more than 50% can be redeemed in any quarter.

As of June 30, 2010, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $21,922,036. Net unrealized appreciation on investments for tax purposes was $1,269,918 consisting of $1,646,561 of gross unrealized appreciation and $376,643 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 92.11% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under GAAP are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds adopted ASU No. 2010-6 on April 1, 2010. The adoption of ASU
No. 2010-6 did not have any impact on the Funds' financial statements.

The net asset value of the Fund is determined by or at the discretion of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Fund's Board of Managers (the "Board"). The net asset value of the Fund is primarily based on the fair value of each of its interests in Portfolio Funds.

As permitted under GAAP, the investments in portfolio funds are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying portfolio funds, without adjustment, when the net asset valuations of the portfolio funds are calculated (or adjusted by the Fund if necessary) in a manner consistent with GAAP for investment companies. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund's Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. In its determination of fair value the Board considers subscription and redemption rights, including any restrictions on the redemptions from the Portfolio Funds. Investments in portfolio funds are included in either Level 2 or 3 of the fair value hierarchy. In determining the level, the Fund considers the length of time until the investment is redeemable including notice and lock up periods or any other restriction on the disposition of the investment. The Fund also considers the nature of the portfolios of the portfolios of the underlying portfolio funds and their ability to liquidate their underlying investments. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription to or redemption from the Portfolio Fund.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

As required by GAAP, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at June 30, 2010:

                                   Level 1 --
                                 Quoted Prices    Level 2 --
                                   in Active     Significant    Level 3 --
                                  Markets for       Other      Significant
                                   Identical      Observable   Unobservable    Total as of
                                    Assets          Inputs        Inputs      June 30, 2010
                                 -------------   -----------   ------------    -------------
Investments in Portfolio Funds     $       --    $20,878,413     $956,703      $21,835,116
Cash Equivalent
                                    1,356,838             --           --        1,356,838
                                   ----------    -----------     --------      -----------
   Totals                          $1,356,838    $20,878,413     $956,703      $23,191,954
                                   ==========    ===========     ========      ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                   Beginning      Realized and                                      Ending Balance
                                 Balance as of     unrealized     Net purchase/                     as of June 30,
                                 April 1, 2010   gains/(losses)       sales       Transfer in/out        2010
                                 -------------   --------------   -------------   ---------------   --------------
Investments in Portfolio Funds     $1,441,454       $(46,094)       $(41,589)        $(397,068)        $956,703
                                   ==========       ========        ========         =========         ========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial reports.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Mutual Absolute Return Master Fund, L.L.C.


By (Signature and Title)* /s/ Matthew J. Appelstein
                          --------------------------------------
                          Matthew J. Appelstein, President & CEO

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Matthew J. Appelstein
                          --------------------------------------
                          Matthew J. Appelstein, President & CEO

Date: August 30, 2010


By (Signature and Title)* /s/ Ross Weissman
                          --------------------------------------
                          Ross Weissman, Treasurer and CFO

Date: August 30, 2010

* Print the name and title of each signing officer under his or her signature.